Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity.
Schedule of accumulated other comprehensive income (loss)

	Exchange
	variation on	Remeasurements with	Hedge
	investm ents abroad	retirement benefits	accounting	Total
At January 1, 2015	(45,297)	2,792	444	(109,857)

Currency translation of investees located abroad	(74,163)	—	—	(74,163)
Remeasurements of retirement benefits	—	535	—	535
Operating cash flow hedge accounting	—	—	5,832	5,832

At December 31, 2015	(119,460)	3,327	6,276	(177,653)

Currency translation of investees located abroad	30,373	—	—	30,373
Operating cash flow hedge accounting	—	—	(16,256)	(16,256)

At December 31, 2016	(89,087)	3,327	(9,980)	(163,536)

Currency translation of investees located abroad	(10,742)	—	—	(10,742)
Operating cash flow hedge accounting	—	—	12,556	12,556
Achievement of remeasurements with retirement benefits	—	(3,327)	—	(3,327)

At December 31, 2017	(99,829)	—	2,576	(165,049)

Summary of earnings per share information

		(Restated)	(Restated)
	2017	2016	2015
Profit (loss) attributable to owners of the parent	126,885	93,167	(129,461)
Weighted average number of outstanding common shares (thousands)	116,527	80,699	1,874

Earnings per share in US Dollars	1.09	1.15	(69.08)

Summarised balance sheet on non-controlling interests

	NEXA CJM (i)		Pollarix S.A. (ii)
Summarised balance sheet	2017	2016	2017	2016
Current assets	1,105,182	1,159,112	6,717	26,128
Current liabilities	469,291	462,428	911	12,667

Current net assets	635,891	696,684	5,806	13,461

Non-current assets	2,852,410	3,070,147	110,246	161,595
Non-current liabilities	987,143	1,107,542	24,978	39,184

Non-current net assets	1,865,267	1,962,605	85,268	122,411

Net assets	2,501,158	2,659,289	91,074	135,872

Accumulated NCI	361,265	385,762	60,716	90,581

(i)	Consolidated amounts, which includes NEXA CJM, NEXA PERU and NEXA ATACOCHA.

(ii)	Consolidated amounts, which includes the energy generation assets Enercan, Capim Branco, Igarapava and Picada.